17. Suppliers	12 Months Ended
Dec. 31, 2017
Suppliers Abstract
Suppliers

Supplier accounts payable are obligations to pay for goods or services that were purchased in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method. Given the short maturity terms of these obligations, in practical terms they are usually recognized at their invoice values.

	2017	2016
Local currency
Suppliers of materials and services (a)	3,649,543	3,108,497
Interconnection (b)	155,114	181,580
Roaming (c)	1,051	3,349
Co-billing (d)	62,895	85,554
	3,868,603	3,378,980
Foreign currency
Suppliers of materials and services (a)	80,869	67,511
Roaming (c)	37,085	14,590
	117,954	82,101

Current portion	3,986,557	3,461,081

(a) Represents the amount to be paid to suppliers for the acquisition of materials and the provision of services relating to tangible and intangible assets or for consumption during operations, maintenance and management, as provided for in the agreement between the parties.

(b) This refers to the use of the networks of other landline and mobile telephone operators, with calls being initiated from TIM’s network and ending on the networks of other operators.

(c) This refers to calls made by customers outside their registration areas, who are therefore considered visitors to other operators’ networks.

(d) This refers to calls made by a customer who chooses another long-distance operator.